Marketable Securities - Schedule of Fair Value of Available-for-Sale Securities By Contractual Maturity (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Due in one year or less	$ 52,828	$ 70,636
Due after one year through two years	24,460	14,357
Total	$ 77,288	$ 84,993	$ 55,571